UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-2280

Name of Registrant:	Putnam Convertible Income-Growth Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
Beth S. Mazor, Vice President
Putnam Convertible Income-Growth Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
10/31/2006
Date of reporting period:
07/01/2006 - 06/30/2007

Item 1: Proxy Voting Record

Registrant: Putnam Convertible Income-Growth Trust

CSX Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CSX	CUSIP9 126408103	05/02/2007		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Donna Alvarado	Mgmt	For	For	For
	1.2	Elect Elizabeth Bailey	Mgmt	For	For	For
	1.3	Elect John Breaux	Mgmt	For	For	For
	1.4	Elect Steven Halverson	Mgmt	For	For	For
	1.5	Elect Edward Kelly, III	Mgmt	For	For	For
	1.6	Elect Robert Kunisch	Mgmt	For	For	For
	1.7	Elect Southwood Morcott	Mgmt	For	For	For
	1.8	Elect David Ratcliffe	Mgmt	For	For	For
	1.9	Elect William Richardson	Mgmt	For	For	For
	1.10	Elect Frank Royal	Mgmt	For	For	For
	1.11	Elect Donald Shepard	Mgmt	For	For	For
	1.12	Elect Michael Ward	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	SHAREHOLDER PROPOSAL	ShrHoldr	Against	Against	For
REGARDING EXECUTIVE
COMPENSATION
	4	SHAREHOLDER PROPOSAL	ShrHoldr	Against	Against	For
REGARDING MAJORITY VOTING

	5	SHAREHOLDER PROPOSAL	ShrHoldr	Against	Against	For
REGARDING SEVERANCE
AGREEMENTS
	6	SHAREHOLDER PROPOSAL	ShrHoldr	Against	Against	For
REGARDING SPECIAL
SHAREHOLDER MEETINGS

FutureFuel Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
		SEDOL B15QQ56	06/26/2007		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Douglas D. Hommert	Mgmt	For	For	For

	2	Approve the adoption of the	Mgmt	For	For	For
FutureFuel Corp. Omnibus
Incentive Plan
	3	Amendment to the Certificate of	Mgmt	For	For	For
Incorporation
	4	Ratification of Auditor	Mgmt	For	For	For

Putnam Prime Money Market Fund

	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP9 746763416	05/15/2007		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Approving a New Management	Mgmt	For	For	For
Contract for your Fund

Transforma Acquisition Group Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP9 89366E209	05/30/2007		Take No Action
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Gordon Eubanks, Jr.	Mgmt	For	TNA	NA
	1.2	Elect Dale Kutnick	Mgmt	For	TNA	NA
	2	Decrease in Authorized Common	Mgmt	For	TNA	NA
Stock
	3	Ratification of Auditor	Mgmt	For	TNA	NA

US Bancorp
	Ticker	Security ID:	Meeting Date		Meeting Status
	USB	CUSIP9 902973304	04/17/2007		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Victoria Buyniski Gluckman	Mgmt	For	For	For
	1.2	Elect Arthur Collins, Jr.	Mgmt	For	For	For
	1.3	Elect Olivia F. Kirtley	Mgmt	For	For	For
	1.4	Elect Jerry Levin	Mgmt	For	For	For
	1.5	Elect Richard Reiten	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For

3	APPROVAL OF THE U.S.	Mgmt	For	For	For
BANCORP 2007 STOCK
INCENTIVE PLAN.
4	APPROVAL OF AMENDMENT TO	Mgmt	For	For	For
RESTATED CERTIFICATE OF
INCORPORATION.
5	Shareholder Proposal Regarding	ShrHoldr	Against	Against	For
Annual Ratification
6	Shareholder Proposal Regarding	ShrHoldr	Against	Against	For
Policy to Limit Benefits Provided
Under the SERP

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Convertible Income-Growth Trust
By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 13, 2007